SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Vehicles
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life (in years)	5 years
Minimum | Real Estate
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life (in years)	5 years
Minimum | Fixed Network and Transportation
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life (in years)	4 years
Minimum | Mobile Network Access
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life (in years)	3 years
Minimum | Tower and Pole
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life (in years)	10 years
Minimum | Switching Equipment
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life (in years)	2 years
Minimum | Computer Equipment
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life (in years)	3 years
Minimum | Goods lent to customers at no cost
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life (in years)	2 years
Minimum | Power Equipment and Installations
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life (in years)	2 years
Minimum | Machinery, diverse equipment and tools
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life (in years)	5 years
Maximum | Real Estate
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life (in years)	50 years
Maximum | Fixed Network and Transportation
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life (in years)	20 years
Maximum | Mobile Network Access
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life (in years)	7 years
Maximum | Tower and Pole
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life (in years)	20 years
Maximum | Switching Equipment
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life (in years)	7 years
Maximum | Computer Equipment
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life (in years)	5 years
Maximum | Goods lent to customers at no cost
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life (in years)	4 years
Maximum | Power Equipment and Installations
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life (in years)	12 years
Maximum | Machinery, diverse equipment and tools
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life (in years)	10 years